Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Redeemable Preferred Shares [Abstract]
Schedule of rollforward of the carrying amounts of Series A, Series B, Series C1, Series C2 and Series D shares
The following is the roll forward of the carrying amounts of Series A, Series B, Series C1, Series C2 and Series D shares for the three years ended December 31, 2014, 2015 and 2016:

	Series A	Series B	Series C1	Series C2	Series D
	RMB	RMB	RMB	RMB	RMB

January 1, 2014	49,710	180,182	308,848	-	-
Issuance of Series C2 Shares	-	-	-	20,964	-
Deemed dividend from issuance of Series C2 Shares				16,666
Issuance of Series D Shares	-	-	-	-	145,746
Change in redemption value	6,214	21,943	46,328	-	4,684

December 31, 2014	55,924	202,125	355,176	37,630	150,430

Change in redemption value	1,648	5,957	12,453	-	5,274
Conversion of Series A Preferred Shares to Class A ordinary shares	(57,572)	-	-	-	-
Conversion of Series B Preferred Shares to Class A ordinary shares	-	(208,082)	-	-	-
Conversion of Series C-1 Preferred Shares to Class A ordinary shares	-	-	(367,629)	-	-
Conversion of Series C-2 Preferred Shares to Class A ordinary shares	-	-	-	(37,630)	-
Conversion of Series D Preferred Shares to Class A ordinary shares	-	-	-	-	(155,704)

December 31, 2015	-	-	-	-	-
December 31, 2016	-	-	-	-	-